Schedule of Digital Asset (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Indefinite-Lived Intangible Assets [Line Items]
Total	$ 5,000,000
USDC [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total	$ 5,000,000